Restatement of Previously Issued Financial Statements (Details) (USD $)	Jul. 31, 2012
Warrant Liability	$ 1,453,333
Total Liabilities	2,309,224
Ordinary shares subject to possible redemption	33,380,888
Ordinary shares	5,000,010
Additional Paid-in Capital
Deficit Accumulated During the Development Stage
Total Shareholders' Equity	5,000,010
Total Liabilities and Shareholders' Equity	40,690,122
As Previously Reported [Member]
Warrant Liability
Total Liabilities	855,891
Ordinary shares subject to possible redemption	34,834,221
Ordinary shares	2,731,179
Additional Paid-in Capital	2,450,000
Deficit Accumulated During the Development Stage	(181,169)
Total Shareholders' Equity	5,000,010
Total Liabilities and Shareholders' Equity	40,690,122
Effect of Restatement [Member]
Warrant Liability	1,453,333
Total Liabilities	1,453,333
Ordinary shares subject to possible redemption	(1,453,333)
Ordinary shares	2,268,831
Additional Paid-in Capital	(2,450,000)
Deficit Accumulated During the Development Stage	181,169
Total Shareholders' Equity
Total Liabilities and Shareholders' Equity